Prepaid Expenses and Deposits	12 Months Ended
Feb. 28, 2015
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2015	2014
Slotting fees	$53,208	$9,508
Insurance premiums	79,877	72,433
Rental deposits and other	156,498	91,900
	$289,583	$173,841